Other Income	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
OTHER INCOME

NOTE 17 — OTHER INCOME

	Year ended March 31,
	2025	2024	2023
	US$	US$	US$
Bank interest income	91,214	66,403	1,586
Government subsidy income	-	-	40,817
Exchange difference	-	189,731	24,892
Total	91,214	256,134	67,295